INCOME TAXES - Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Net operating loss carryforwards	$ 42,536	$ 65,459
Research and development credit carryforwards	2,555	2,931
Intangible assets	6,609	9,492
Share-based compensation	6,593	6,409
Change in fair value of investments	870	1,483
Capitalized R&D amortization	1,773	1,410
Lease liability	586	336
Impairment loss of long-term investments	182	182
Others	254	368
Valuation allowance for deferred income tax assets	(61,281)	(85,505)	$ (83,651)	$ (94,986)
Net deferred income tax assets	677	2,565
Deferred income tax liabilities:
Deferred Royalty Income		(2,086)
Right of use asset	(598)	(336)
Others	(79)	(143)
Net deferred income tax liabilities	$ (677)	$ (2,565)